OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current and Non-Current Receivables

	As of December 31,
	2023	2022
Current
Prepaid expenses	26,934	18,543
Tax credit - Knowledge Law (note 3.7.1.1)	7,354	22,564
Income tax credits	6,956	16,985
Tax credit - VAT	2,124	2,270
Advances to suppliers	2,094	3,082
Other tax credits	1,815	2,159
Guarantee deposits	61	61
Other	7,448	4,548
TOTAL	54,786	70,212

	As of December 31,
	2023	2022
Non-current
Income tax credits	13,210	6,006
Guarantee deposits	7,558	5,942
Prepaid expenses	1,982	816
Tax credit - VAT	1,012	1,622
Other tax credits	306	5,184
Other	2,407	1,571
TOTAL	26,475	21,141